CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 1,913	$ 189	$ 4,497	$ 1,146	$ 932	$ 628
Cost of revenue and operating expenses
Cost of components and personnel	970	114	2,210	689	510	156
Inventory valuation adjustments	80	0	192	0	861	200
General and administrative expenses	2,260	1,924	6,671	5,591	6,259	7,418
Research and development expenses	1,424	995	4,627	3,655	4,658	7,597
Amortization and depreciation	1,254	958	4,118	2,876	4,829	3,871
Impairment charge					2,092	0
Stock based compensation			159	432	1,584	625
Total cost of revenue and operating expenses	5,988	3,991	17,818	12,811	(20,793)	(19,867)
Loss from operations	(4,075)	(3,802)	(13,321)	(11,665)	(19,861)	(19,239)
Other income (expense)
Changes in fair value of derivative liabilities	2,566	1,103	1,305	1,567	2,559
Offering expenses (See Note 8)	(526)	0	(684)	0
Gain on bargain purchase	0	0	2,749	0	512
Other income					0	440
Other expense	(924)	0	(981)	0	(26)	0
Interest expense, net	(147)	(362)	(818)	(457)	(529)	(179)
Total other income (expense)	969	741	1,571	1,110	2,004	261
Net loss	(3,106)	(3,061)	(11,750)	(10,555)	(17,857)	(18,978)
Preferred stock dividends and deemed dividends	0	0	(1,808)	(3,079)	(3,079)	0
Net loss attributable to common shareholders	$ (3,106)	$ (3,061)	$ (13,558)	$ (13,634)	$ (20,936)	$ (18,978)
Basic and diluted net loss per share	$ (1.98)	$ (50.18)	$ (16.91)	$ (324.62)	$ (332.32)	$ (998.84)
Weighted average number of shares outstanding basic and diluted (in shares)	1,571	61	802	42	63	19